Cover Page	8 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Nuvation Bio Inc.
Entity Tax Identification Number	85-0862255
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1500 Broadway, Suite 1401
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	332
Local Phone Number	208-6102
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001811063
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-254176) (the “Registration Statement”) of Nuvation Bio Inc., as originally declared effective by the Securities and Exchange Commission (the “SEC”) on March 31, 2021, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include the information contained in Registrant’s Annual Report on Form 10-K/A for the fiscal year ended December 31, 2020, that was filed with the SEC on May 21, 2021 and (ii) update certain other information in the Registration Statement. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.